SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.7%

Commercial Services - 2.1%
Booz Allen Hamilton Holding Corp.	14,080	2,291,661
S&P Global, Inc.	5,390	2,784,582

		5,076,243

Communications - 1.3%
Verizon Communications, Inc.	72,075	3,236,888

Consumer Non-Durables - 4.0%
Mondelez International, Inc.	17,075	1,257,915
NIKE, Inc.	17,075	1,509,430
PepsiCo, Inc.	19,950	3,392,498
Procter & Gamble Co.	21,600	3,741,120

		9,900,963

Consumer Services - 2.3%
McDonald’s Corp.	9,850	2,999,423
Visa, Inc.	10,000	2,749,500

		5,748,923

Electronic Technology - 19.8%
Apple, Inc.	61,805	14,400,565
Applied Materials, Inc.	12,700	2,566,035
Broadcom, Inc.	49,425	8,525,813
Cisco Systems, Inc.	34,000	1,809,480
Dell Technologies, Inc.	13,950	1,653,633
Garmin, Ltd.	12,125	2,134,364
International Business Machines Corp.	12,250	2,708,230
Micron Technology, Inc.	18,050	1,871,965
NVIDIA Corp.	65,750	7,984,680
Qualcomm, Inc.	11,425	1,942,821
TE Connectivity, PLC	23,325	3,521,842

		49,119,428

Energy Minerals - 3.5%
ConocoPhillips	33,675	3,545,304
Exxon Mobil Corp.	43,200	5,063,904

		8,609,208

Finance - 13.1%
Air Lease Corp.	30,275	1,371,155
American International Group, Inc.	37,425	2,740,633
Axis Capital Holdings, Ltd.	22,680	1,805,555
Bank of New York Mellon Corp.	45,125	3,242,682
CareTrust REIT, Inc.	46,075	1,421,874
Carlyle Group, Inc.	42,475	1,828,974
Citigroup, Inc.	35,775	2,239,515
Everest Group, Ltd.	1,595	624,969
Fifth Third Bancorp	43,100	1,846,404
Goldman Sachs Group, Inc.	4,795	2,374,052
Intercontinental Exchange, Inc.	17,225	2,767,024
JPMorgan Chase & Co.	18,010	3,797,589
Realty Income Corp.	54,300	3,443,706
Reinsurance Group of America, Inc.	12,950	2,821,416

		32,325,548

Health Services - 4.4%
Cardinal Health, Inc.	25,025	2,765,763
Quest Diagnostics, Inc.	19,800	3,073,950

Name of Issuer	Quantity	Fair Value ($)

UnitedHealth Group, Inc.	8,550	4,999,014

		10,838,727

Health Technology - 10.4%
Abbott Laboratories	24,100	2,747,641
AbbVie, Inc.	19,325	3,816,301
Agilent Technologies, Inc.	15,425	2,290,304
AstraZeneca, PLC, ADR	42,200	3,287,802
Eli Lilly & Co.	2,775	2,458,483
Johnson & Johnson	12,675	2,054,110
Medtronic, PLC	18,520	1,667,356
Merck & Co., Inc.	29,450	3,344,342
Novo Nordisk A/S, ADR	12,625	1,503,259
Zimmer Biomet Holdings, Inc.	23,000	2,482,850

		25,652,448

Industrial Services - 2.2%
Waste Management, Inc.	12,225	2,537,910
Williams Cos., Inc.	66,015	3,013,585

		5,551,495

Process Industries - 0.9%
PPG Industries, Inc.	16,910	2,239,899

Producer Manufacturing - 6.3%
Donaldson Co., Inc.	13,690	1,008,953
Eaton Corp., PLC	9,200	3,049,248
Emerson Electric Co.	27,225	2,977,598
General Dynamics Corp.	11,750	3,550,850
Honeywell International, Inc.	12,990	2,685,163
L3Harris Technologies, Inc.	2,800	666,036
Parker-Hannifin Corp.	2,605	1,645,891

		15,583,739

Retail Trade - 4.9%
Amazon.com, Inc. *	20,375	3,796,474
eBay, Inc.	32,437	2,111,973
Home Depot, Inc.	8,345	3,381,394
TJX Cos., Inc.	24,225	2,847,406

		12,137,247

Technology Services - 14.6%
Accenture, PLC	9,480	3,350,990
Adobe, Inc. *	5,475	2,834,846
Alphabet, Inc. - Class A	22,925	3,802,111
Intuit, Inc.	3,005	1,866,105
Meta Platforms, Inc.	6,160	3,526,231
Microsoft Corp.	40,350	17,362,605
Oracle Corp.	20,350	3,467,640

		36,210,528

Transportation - 3.2%
CH Robinson Worldwide, Inc.	20,450	2,257,066
FedEx Corp.	8,435	2,308,491
Union Pacific Corp.	13,675	3,370,614

		7,936,171

Utilities - 5.7%
DTE Energy Co.	21,350	2,741,553
NextEra Energy, Inc.	26,850	2,269,631
NiSource, Inc.	102,375	3,547,294
PPL Corp.	107,175	3,545,349

SEPTEMBER 30, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Public Service Enterprise Group, Inc.	22,300	1,989,383

		14,093,210

Total Common Stocks (cost: $170,600,178)		244,260,665

Short-Term Securities - 1.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.87% (cost $2,401,706)	2,401,706	2,401,706

Total Investments in Securities - 99.7% (cost $173,001,884)		246,662,371

Other Assets and Liabilities, net - 0.3%		840,215

Net Assets - 100.0%		$247,502,586

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2024 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	240,738,823	3,521,842	—	244,260,665
Short-Term Securities	2,401,706	—	—	2,401,706
Total:	243,140,529	3,521,842	—	246,662,371

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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